Authorised and issued share capital - Additional Information (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) ADRs shares £ / shares	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of classes of share capital [line items]
Share option granted in Life	10
WSOP | Bottom of Range
Disclosure of classes of share capital [line items]
Threshold period for employment participation in employee stock ownership plan	2 years
WPP Worldwide Share Ownership Program
Disclosure of classes of share capital [line items]
Vesting period	3 years
WWOP | Bottom of Range
Disclosure of classes of share capital [line items]
Threshold period for employment participation in employee stock ownership plan	2 years
Executive Stock Option Plan
Disclosure of classes of share capital [line items]
Vesting period	3 years
Ordinary shares
Disclosure of classes of share capital [line items]
Number of the ordinary shares of the Company held by the ESOP (in shares)	5,803,641	4,863,244	9,219,837
Market value of the ordinary shares of the Company held by the ESOP | £	£ 65.0	£ 38.9	£ 98.3
Number of ordinary shares held in treasury (in shares)	70,489,953	70,748,100	70,787,730
Ordinary shares held in Treasury at market value | £	£ 789.1	£ 566.0	£ 755.0
Average share price | £ / shares	£ 9.64	£ 6.96	£ 9.39
Ordinary shares | WSOP
Disclosure of classes of share capital [line items]
Number of ordinary shares under option (in shares)	12,396,275
Ordinary shares | WPP Executive Share Option Scheme
Disclosure of classes of share capital [line items]
Number of ordinary shares under option (in shares)	6,741
Ordinary shares | WPP Worldwide Share Ownership Program
Disclosure of classes of share capital [line items]
Number of ordinary shares under option (in shares)	1,090,954
American depository receipts
Disclosure of classes of share capital [line items]
Average ADR Price | $ / shares				$ 66.44	$ 44.56	$ 59.93
American depository receipts | WSOP
Disclosure of classes of share capital [line items]
Unexercised options | ADRs	1,442,375
American depository receipts | WPP Worldwide Share Ownership Program
Disclosure of classes of share capital [line items]
Unexercised options | ADRs	191,669
Share purchase options
Disclosure of classes of share capital [line items]
Unrecognised compensation costs related to share options | £	£ 10.2	£ 7.2
Unrecognised compensation cost related to share options, weighted average period	21 months	20 months